UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

Schedule of Investments

January 31, 2012	(unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)
Common Stock (99.5%)
Aerospace & Defense (2.5%)
Exelis	4,600	$46
General Dynamics	5,800	401
Huntington Ingalls Industries*	816	31
L-3 Communications Holdings, Cl 3	2,900	205
Northrop Grumman	6,000	348
Raytheon	7,000	336

		1,367

Agricultural Operations (0.6%)
Archer-Daniels-Midland	11,700	335

Agricultural Products (0.1%)
Fresh Del Monte Produce	2,000	49

Aircraft (1.1%)
Lockheed Martin	4,600	379
United Continental Holdings*	6,000	138
US Airways Group*	12,800	108

		625

Apparel Retail (0.4%)
Gap	11,100	211

Asset Management & Custody Banks (1.6%)
Ameriprise Financial	5,500	295
Bank of New York Mellon	12,500	252
Legg Mason	5,200	132
State Street	5,800	227

		906

Automotive (1.1%)
Autoliv	2,800	177
Ford Motor	24,600	305
TRW Automotive Holdings*	3,400	128

		610

Banks (5.8%)
Bank of America	47,300	337
Huntington Bancshares	29,800	170
JPMorgan Chase	26,000	970
PNC Financial Services Group	7,600	448
Regions Financial	9,900	52
SunTrust Banks	2,800	58
US Bancorp	9,400	265
Wells Fargo	33,600	981

		3,281

Biotechnology (2.0%)
Amgen	8,100	550
Gilead Sciences*	11,500	562

		1,112

Cable & Satellite (0.2%)
Time Warner Cable, Cl A	1,900	140

Chemicals (2.0%)
Cytec Industries	2,400	120
Dow Chemical	15,500	519
Eastman Chemical	5,800	292
EI Du Pont de Nemours	3,700	188

		1,119

Commercial Printing (0.2%)
RR Donnelley & Sons	9,200	105

Commercial Services (0.3%)
Convergys*	14,100	188

Computer & Electronics Retail (0.8%)
Best Buy	8,800	211
GameStop, Cl A*	7,700	180
RadioShack	6,600	47

		438

Computers & Services (11.8%)
Apple*	3,600	1,643
Applied Materials	24,200	297
CA	9,200	237
Computer Sciences	5,800	150
Dell*	26,100	450
Google, Cl A*	600	348
Hewlett-Packard	18,800	526
Microsoft	48,400	1,429
NCR*	6,600	124
Oracle	15,300	431
SanDisk*	5,700	262
Seagate Technology	10,100	213
Symantec*	13,300	229
Western Digital*	6,700	244

		6,583

Construction & Engineering (0.4%)
KBR	7,100	228

Consumer Discretionary (1.2%)
Kimberly-Clark	1,900	136
Procter & Gamble	8,800	554

		690

Diversified Metals & Mining (0.8%)
Freeport-McMoRan Copper & Gold	9,600	444

Drug Retail (1.7%)
CVS Caremark	13,000	543
Walgreen	12,500	417

		960

Schedule of Investments

January 31, 2012	(Unaudited)

	Shares	Value (000)
Electrical Services (5.2%)
Ameren	7,100	$225
American Electric Power	8,100	320
DTE Energy	4,500	239
Edison International	7,500	308
Entergy	5,400	375
Exelon	4,400	175
General Electric	53,100	993
Public Service Enterprise Group	9,200	279

		2,914

Fertilizers & Agricultural Chemicals (0.5%)
CF Industries Holdings	1,500	266

Financial Services (2.7%)
Capital One Financial	5,900	270
Citigroup	15,500	476
Discover Financial Services	13,300	362
Goldman Sachs Group	2,200	245
Morgan Stanley	8,900	166

		1,519

Food, Beverage & Tobacco (2.8%)
Altria Group	3,700	105
Coca-Cola	6,200	419
Coca-Cola Enterprises	4,800	129
PepsiCo	3,200	210
Philip Morris International	4,200	314
Smithfield Foods *	7,300	163
Supervalu	3,200	22
Tyson Foods, Cl A	10,900	203

		1,565

General Merchandise Stores (1.1%)
Big Lots *	4,800	189
Target	8,100	412

		601

Health Care Distributors (0.3%)
McKesson	2,000	163

Health Care Equipment (1.0%)
Medtronic	7,500	289
Zimmer Holdings	4,800	292

		581

Household Products, Furniture & Fixtures (0.2%)
Whirlpool	2,100	114

Industrial Conglomerates (0.4%)
Tyco International	4,800	245

Insurance (7.3%)
ACE	3,100	216
Aetna	9,800	428
Allstate	9,900	286
Assurant	4,400	174
Berkshire Hathaway, Cl B *	4,300	337
Chubb	4,100	276
CIGNA	4,000	179
Hartford Financial Services Group	6,600	116
Lincoln National	2,800	60
MetLife	10,300	364
Prudential Financial	6,400	366
Travelers	5,100	297
UnitedHealth Group	8,200	425
Unum Group	8,000	183
WellPoint	5,800	373

		4,080

IT Consulting & Other Services (1.8%)
International Business Machines	4,500	867
SAIC *	10,800	139

		1,006

Machinery (1.8%)
AGCO *	3,800	193
Caterpillar	1,900	207
Eaton	6,500	319
Oshkosh *	5,500	134
Timken	3,500	171

		1,024

Metal & Glass Containers (0.4%)
Owens-Illinois *	8,500	204

Multimedia (1.5%)
DISH Network, Cl A	5,600	157
News, Cl A	9,400	177
Viacom, Cl B	4,300	202
Walt Disney	7,200	280

		816

Office Electronics (0.4%)
Xerox	30,300	235

Office Equipment (0.6%)
3M	1,800	156
Avery Dennison	6,000	163

		319

Oil & Gas Equipment & Services (0.4%)
Schlumberger	2,700	203

Paper & Paper Products (0.6%)
International Paper	10,900	339

Paper Packaging (0.2%)
Rock-Tenn, Cl A	2,000	124

Schedule of Investments

January 31, 2012	(Unaudited)

	Shares	Value (000)
Petroleum & Fuel Products (11.1%)
Apache	4,000	$396
Chevron	12,700	1,309
ConocoPhillips	11,500	784
Exxon Mobil	26,500	2,219
Marathon Oil	9,500	298
Marathon Petroleum	4,750	182
Murphy Oil	4,300	256
Occidental Petroleum	3,200	319
Tesoro*	7,100	178
Valero Energy	12,300	295

		6,236

Petroleum Refining (1.0%)
Devon Energy	4,100	262
Hess	5,200	293

		555

Pharmaceuticals (6.7%)
Abbott Laboratories	12,900	698
Bristol-Myers Squibb	4,300	139
Eli Lilly	10,700	425
Johnson & Johnson	8,400	554
Merck	20,900	800
Pfizer	53,600	1,147

		3,763

Printing & Publishing (0.1%)
Lexmark International, Cl A	1,800	63

Railroads (1.1%)
CSX	16,600	374
Union Pacific	2,200	252

		626

Reinsurance (0.8%)
Everest Re Group	1,800	153
PartnerRe	1,900	124
Validus Holdings	5,200	167

		444

Retail (4.2%)
Brinker International	5,600	144
Darden Restaurants	4,400	202
Kohl’s	6,000	276
Kroger	13,100	311
Macy’s	9,500	320
McDonald’s	2,100	208
Safeway	12,300	271
Wal-Mart Stores	10,500	644

		2,376

Semi-Conductors/Instruments (3.5%)
Intel	37,400	988
Jabil Circuit	9,900	224
KLA-Tencor	5,600	286
Marvell Technology Group*	12,200	189
TE Connectivity	5,000	171
Vishay Intertechnology*	6,900	85

		1,943

Specialized REIT’S (0.4%)
Hospitality Properties Trust	9,200	223

	Shares/Face Amount (000)	Value (000)
Specialty Retail (0.9%)
Lowe’s	19,000	$510

Steel & Steel Works (0.5%)
Alcoa	7,800	80
Cliffs Natural Resources	3,200	231

		311

Technology Distributors (0.9%)
Avnet*	5,400	188
Ingram Micro, Cl A*	5,900	112
Tech Data*	3,900	203

		503

Telephones & Telecommunications (4.5%)
AT&T	22,700	667
Cisco Systems	45,500	893
Corning	21,900	282
Harris	5,700	233
QUALCOMM	3,500	206
Verizon Communications	6,500	245

		2,526

Total Common Stock (Cost $56,563)		55,788

Repurchase Agreement (0.4%)
Morgan Stanley 0.020%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $243,856 (collateralized by a U.S. Treasury Note, par value $215,886, 3.375%, 11/15/2019, with total market value $248,733)	$244	244

Total Repurchase Agreement (Cost $244)		244

Total Investments — 99.9% (Cost $56,807)†		$56,032

Percentages are based on Net Assets of $56,076 (000).
Cl — Class
REIT — Real Estate Investment Trust

*	Non-income producing security.

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $56,864 (000), and the unrealized appreciation and depreciation were $6,208 (000) and ($7,040 (000)) respectively.

Schedule of Investments

January 31, 2012	(Unaudited)

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$55,788	$—	$—	$55,788
Repurchase Agreement	—	244	—	244

Total Investments in Securities	$55,788	$244	$—	$56,032

For the period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of January 31, 2012, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-003-1100

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012